3. Globe Photo Asset Purchase Agreement (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018
Repurchase and cancellation of shares, value	$ 24,000	$ 32,000
Globe [Member]
Repurchase and cancellation of shares, shares		352,941
Repurchase and cancellation of shares, value		$ 120,000